Subsequent Events (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the condensed consolidated financial statements were issued, require potential adjustment to or disclosure in the condensed consolidated financial statements and did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Note 10 - Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the consolidated financial statements were issued, require potential adjustment to or disclosure in the consolidated financial statements and did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 8, 2024, the Sponsor deposited $103,055 in the Trust Account extending the Termination Date to April 1, 2024 and in March 2024, the Sponsor deposited $34,352 in the Trust Account extending the Termination Date to May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account).
On March 27, 2024, the Company transferred $75,773 to the Trust Account related to related to excess funds withdrawn and the timing of the payment of taxes.